Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Schedule of Trade Accounts Payable

	2021	2020

Domestic trade accounts payable	369,876	178,050
Foreign suppliers	1,718	156
Other	953	2,285
	372,547	180,491